Financial assets - current (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other current financial assets
Financial assets — current	€ 1,004,539	€ 283,529	€ 168,907
Maturity Term	6 months